Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

17. Commitments and contingencies

The statements regarding contingent liabilities and other financial liabilities described in the consolidated financial statements of the Group for the year ended December 31, 2025 have not materially changed.